Condensed Consolidated Balance Sheets - Parenthetical (unaudited) (USD $)	Sep. 30, 2014	Sep. 30, 2012
Accumulated depreciation	$ 139,767
Accumulated deficit eliminated as a result of Quasi-Reorganization		68,626,283
Common stock, par value	$ 0.01
Common stock, shares authorized	20,000,000
Common stock, issued	9,403,697
Common stock, outstanding	9,403,697
Series A
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	5,000,000
Preferred stock, shares authorized	1,000,000
Preferred stock, issued	1,000,000
Preferred stock, outstanding	1,000,000
Series B
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	$ 850,000
Preferred stock, shares authorized	400,000
Preferred stock, issued	170,000
Preferred stock, outstanding	170,000